Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of BVI and PRC components of income (loss) before income taxes
	Years Ended December 31,
	2019	2018	2017

BVI	$(1,385,394)	$(957,973)	$(1,724,488)
PRC	(3,065,600)	(7,952,029)	(3,411,946)
Loss before income taxes	$(4,450,994)	$(8,910,002)	$(5,136,434)

Schedule of income taxes (benefit) provision
Years Ended December 31,
	2019	2018	2017

Current:
BVI	$-	$-	$-
PRC	-	-	-
	-	-	-
Deferred:
BVI	-	-	-
PRC	-	-	-
Income taxes (benefit) provision	$-	$-	$-

Schedule of reconciliation of the provision for income taxes
	Years ended December 31,
	2019	2018	2017
Loss before provision for income tax and non-controlling interests	$(4,450,994)	$(8,910,002)		$(5,136,434)
PRC corporate income tax rate	25%	25%		25%
Income tax benefit computed at PRC statutory corporate income tax rate	(1,112,749)	(2,227,500)		(1,284,108)
Reconciling items:
Allowances and reserves	20,414	4,940		126,090
Impairment on intangible assets	-	818,935		-
BVI tax rate and PRC tax law differential	346,349	239,493		431,122
Others	40,828	300		39,977
Valuation allowance on deferred tax assets	705,158	1,163,832		686,919
Income tax benefit	$-	$-	$

Schedule of deferred tax assets and liabilities
	2019	2018
Deferred tax assets
Allowances and reserves	$155,354	$134,940
Impairment on intangible assets	818,935	818,935
Net operating loss carried forward	3,789,703	2,458,463
Valuation reserve	(4,763 992)	(3,412,338)
Deferred tax assets, non-current	$-	$-